Note 14 - Parent Company Statements - Condensed Income Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income:
Dividend income	$ 196	$ 226
Net marketable equity security losses	(55)	(78)
Income before income taxes	5,375	4,813
Income tax benefit	894	660
Net Income	4,481	4,153
Parent Company [Member]
Income:
Equity in undistributed earnings of subsidiary	1,790	1,557
Dividends from subsidiary	2,695	2,615
Dividend income	102	109
Net marketable equity security losses	(55)	(78)
Total Income	4,532	4,203
Operating expenses	67	66
Income before income taxes	4,465	4,137
Income tax benefit	(16)	(16)
Net Income	$ 4,481	$ 4,153